AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 525	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 526	☒
(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison St., Suite 3100

Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 3, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 525 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 3, 2016 as the new effective date for Post-Effective Amendment No. 501 to the Trust’s Registration Statement, which was filed on September 10, 2015 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment No. 511 and 520 to the Trust’s Registration Statement filed on October 9, 2015 and November 6, 2015. This Amendment relates solely to PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 501 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 4th day of December, 2015.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
	Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	December 4, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	December 4, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	December 4, 2015
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	December 4, 2015
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 4, 2015
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 4, 2015
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 4, 2015
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	December 4, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	December 4, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	December 4, 2015
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	December 4, 2015
Donald H. Wilson

*By:	/s/ Anna Paglia	December 4, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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